Consolidated Statements of Income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues
Revenues - third-parties (Note 18)	$ 6,303,105	$ 7,207,813	$ 6,910,348
Revenues - related companies (Note 5 and 18)	31,624	51,147	55,117
Total Revenues	6,334,729	7,258,960	6,965,465
Cost of Revenues
Cost of revenues - third-parties (Note 18)	5,621,408	6,496,327	6,284,179
Cost of revenues - related companies (Note 5 and 18)	427,329	459,984	404,988
Total Cost of Revenues	6,048,737	6,956,311	6,689,167
Gross Profit	285,992	302,649	276,298
OPERATING EXPENSES:
Selling and Distribution (Note 19)	201,597	210,236	192,846
General and Administrative (Note 20)	29,727	29,897	29,806
Amortization of intangible assets (Note 13)	1,603	1,505	1,461
Loss on sale of vessels, net (Note 10)	4,312	5,966	8,682
Total operating expenses	237,239	247,604	232,795
Operating income	48,753	55,045	43,503
OTHER INCOME/(EXPENSE):
Interest and finance costs (Notes 4, 8, 9, 12, 14, 15 and 21)	(28,073)	(31,192)	(27,864)
Interest income	75	123	57
Gain on sale of subsidiary (Note 28)	4,174	0	0
Foreign exchange gains, net	1,123	3,786	1,440
Other expense	0	(1,191)	0
Total other expenses, net	(22,701)	(28,474)	(26,367)
Income before provision for income taxes	26,052	26,571	17,136
Income taxes (Note 26)	978	(4,122)	(5,428)
Net income	27,030	22,449	11,708
Net income/(loss) attributed to non-controlling interest	(33)	2,372	1,480
Net income attributed to AMPNI shareholders	$ 27,063	$ 20,077	$ 10,228
Basic earnings per common share (Note 25)	$ 0.58	$ 0.44	$ 0.22
Diluted earnings per common share (Note 25)	$ 0.58	$ 0.44	$ 0.22
Weighted average number of common shares, basic (Note 25)	45,677,249	45,473,360	45,979,761
Weighted average number of common shares, diluted (Note 25)	45,677,249	45,473,360	45,979,761